October 31, 2001

Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
LOGO (R)

The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                              Table of Contents

Shareholder Letter                                                 2


Financial Statements

Schedules of Investments                                           3

Statements of Assets and Liabilities                               6

Statements of Operations                                           7

Statements of Changes in Net Assets                                8

Financial Highlights                                               9


Notes to Financial Statements                                     13


Report of Independent Accountants                                 16

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. During these tumultuous times, we continue working to ensure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the 2001 Annual Report for the Institutional Money Market and Federal Money Market Funds.

The events of the past few months have deeply affected us all. We share the shock and outrage over the senseless terrorist attacks on September 11th and subsequent biological harassment. Our deepest sympathies are extended to the families and friends of those who are affected. We also send our continued thoughts and prayers to those whose lives are disrupted and in harms way fighting this war against terrorism.

Our advisor, Victory Capital Management Inc., is constantly monitoring the economic environment, as it has been for the last 100 years. Our deep and experienced team of investment professionals remains in place to manage your assets prudently through these extraordinary times and according to time-tested principles:

Truth in Labeling  Strict Adherence to Each Fund's Objective and Style

Discipline  A Rigorous Multi-Step Security Selection Process

Teamwork  Portfolio Managers Backed by Two Teams of Experts

Guidance  Providing You With the Information You Need

Performance  Seeking Optimal Returns at Reasonable Risk Levels

We continue to offer a full array of mutual funds to help you strive to meet your business or personal goals. These turbulent times further emphasize the need for a diverse portfolio. I'm confident you will find our Institutional and Federal Money Market Funds continue to meet the needs of investors which include providing liquidity and competitive yields.*

More relevant news and information can be found on our Web site
(www.victoryfunds.com). There you will also find information relating to our funds' performance and articles from third parties and the press highlighting the various aspects of many of our funds. Or feel free to contact the Victory Funds Service Center (1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

*An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Institutional Money Market Fund                              October 31, 2001
(Amounts in Thousands)

                                         Principal   Amortized
Security Description                       Amount      Cost

Bankers Acceptance (0.3%)

Toronto Dominion, 3.79%, 11/30/01         $ 10,000    $  9,969

Total Bankers Acceptance
(Amortized Cost $9,969)                                  9,969

Certificates of Deposit (6.4%)

ABN-AMRO North American Bank,
   4.17%, 6/24/02                           50,000      49,995
State Street Bank & Trust Corp.,
   2.28%, 12/3/01                          120,000     120,001
Toronto Dominion,
   4.18%, 7/31/02                           20,000      20,001

Total Certificates of Deposit
(Amortized Cost $189,997)                              189,997

Commercial Paper (49.8%)

Apreco, Inc.,
   2.52%, 11/1/01 (b)                       50,000      50,000
Asset Securitization Capital Corp.,
   2.60%, 11/14/01 (b)                      25,000      24,977
Delaware Funding Corp.,
   2.48%, 11/16/01 (b)                      64,000      63,934
Eastman Kodak, 2.90%, 11/2/01               15,000      14,999
Edison Asset Securitization,
   2.50%, 11/9/01 (b)                      100,000      99,944
Eureka Securitization, Inc.,
   3.32%, 11/5/01 (b)                       50,000      49,982
Fleet Funding Corp.,
   2.50%, 11/6/01 (b)                       72,405      72,380
Fleet Funding Corp.,
   2.31%, 12/3/01 (b)                       30,000      29,938
Fountain Square Commercial Funding,
   3.39%, 11/5/01 (b)                      100,000      99,961
Fountain Square Commercial Funding,
   2.50%, 11/9/01 (b)                       35,000      34,981
Fuji Photo Finance,
   2.52%, 11/15/01                          27,994      27,966
General Electric Capital Corp.,
   2.64%, 11/1/01                          100,000     100,000
General Electric Capital Corp.,
   2.46%, 12/18/01                          23,000      22,926
Great Lakes Chemical,
   4.00%, 2/15/02 (b)                       20,000      19,764
Marsh & McLennan Co., Inc.,
   2.65%, 11/1/01 (b)                       20,000      20,000
Merck & Co., Inc., 2.46%, 11/9/01           11,000      10,994
Mont Blanc Capital Corp.,
   2.50%, 11/13/01 (b)                      57,000      56,953
Mont Blanc Capital Corp.,
   2.30%, 12/3/01 (b)                       90,000      89,816
Monte Rosa Capital Corp.,
   2.50%, 11/6/01 (b)                       28,000      27,990
Monte Rosa Capital Corp.,
   2.52%, 11/7/01 (b)                       45,689      45,670


                                         Principal   Amortized
Security Description                       Amount      Cost

National Cooperative Services Corp.,
   3.31%, 11/7/01 (b)                     $ 80,219   $  80,179
Redwood Receivables Corp.,
   2.49%, 11/20/01 (b)                      25,000      24,967
Redwood Receivables Corp.,
   2.30%, 12/3/01 (b)                       50,000      49,898
Salomon Smith Barney, Inc.,
   2.54%, 11/7/01                          100,000      99,958
SBC Communications, Inc.,
   3.10%, 11/19/01 (b)                      75,000      74,884
Sweetwater Capital Corp.,
   2.50%, 11/5/01 (b)                       40,308      40,297
Sweetwater Capital Corp.,
   2.50%, 11/7/01 (b)                       23,123      23,113
Sweetwater Capital Corp.,
   2.50%, 11/9/01 (b)                       25,891      25,877
Verizon Global Funding Corp.,
   2.91%*, 12/20/01**                      100,000      99,974

Total Commercial Paper
(Amortized Cost $1,482,322)                          1,482,322

Corporate Bonds (30.4%)

Beneficial Corp.,
   3.72%*, 11/15/01**, MTN                  17,500      17,501
Beneficial Corp.,
   3.65%*, 12/3/01**, MTN                   12,000      12,006
Beneficial Corp.,
   2.81%*, 1/2/02**, MTN                    26,000      26,024
Beneficial Corp.,
   2.54%*, 1/23/02**, MTN                   12,000      12,006
CIT Group, Inc.,
   2.84%*, 11/1/01**, MTN                   10,000      10,015
CIT Group, Inc.,
   2.70%*, 12/30/01**, MTN                  15,000      15,006
Ford Motor Credit Co.,
   3.71%*, 11/16/01**, MTN                  14,500      14,501
General Motors Acceptance Corp.,
   3.90%*, 11/30/01**, MTN                  15,000      15,004
General Motors Acceptance Corp.,
   3.35%*, 12/17/01**, MTN                  25,000      25,005
General Motors Acceptance Corp.,
   3.53%*, 12/17/01**, MTN                  10,000      10,004
General Motors Acceptance Corp.,
   3.77%*, 11/1/01**, MTN                   23,000      22,997
General Motors Acceptance Corp.,
   3.59%*, 11/26/01**, MTN                  24,600      24,598
Goldman Sachs Group, Inc.,
   3.70%*, 11/19/01**, MTN                  20,000      20,001
Goldman Sachs Group, Inc.,
   3.79%*, 12/7/01**, MTN                   10,000      10,003
Goldman Sachs Group, Inc.,
   2.82%*, 12/21/01**, MTN                  50,000      50,000
Huntington National Bank,
   3.79%*, 11/5/01**                        10,000      10,004
John Deere Capital Corp.,
   3.54%, 11/14/01, MTN                     50,000      50,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Institutional Money Market Fund                              October 31, 2001
(Amounts in Thousands)

                                         Principal    Amortized
Security Description                       Amount       Cost

John Deere Capital Corp.,
   2.38%*, 1/14/02**, MTN                 $ 35,000   $  34,996
Marshall & Ilsley Bank,
   6.75%, 12/3/01                           20,000      20,073
Merrill Lynch & Co., Inc.,
   2.44%*, 1/11/02**, MTN                   20,000      19,999
Merrill Lynch & Co., Inc.,
   2.88%*, 11/1/01**, MTN                   30,500      30,526
Merrill Lynch & Co., Inc.,
   2.49%*, 11/20/01**, MTN                  50,000      49,999
Morgan Stanley Dean Witter,
   2.85%*, 11/1/01**, MTN                   22,000      22,017
Morgan Stanley Dean Witter,
   3.33%*, 12/17/01**                       10,000      10,004
Morgan Stanley Dean Witter,
   2.50%, 11/8/01                          100,000      99,951
National Rural Utilities,
   3.70%*, 11/30/01**                       20,000      20,023
Prudential Funding Corp.,
   3.66%*, 11/16/01**, MTN                  35,000      35,008
Salomon Smith Barney Holdings, Inc.,
   2.98%*, 11/1/01**, MTN                   10,000      10,010
SeaRiver Maritime, Inc.,
   2.70%*, 11/1/01**                        28,900      28,900
Sigma Finance, Inc.,
   2.51%*, 11/5/01**                        20,000      20,000
Texas Disposal Systems,
   2.50%*, 11/7/01**,
   LOC Bank of America                       5,400       5,400
Transamerica Finance Corp.,
   3.41%*, 12/14/01**                       40,000      40,014
Unilever Capital Corp,
   2.27%, 12/3/01                           13,800      13,772
Wells Fargo Bank,
   2.44%, 11/30/01                         100,000     100,000

Total Corporate Bonds
(Amortized Cost $905,367)                              905,367

Municipal Bonds (0.4%)

Mississippi (0.4%):
Mississippi Business Finance Corp.,
   2.60%*, 11/1/01**,
   LOC Bank of America                      12,300      12,300

Total Municipal Bonds
(Amortized Cost $12,300)                                12,300

                                                      Amortized
                                         Principal   Cost/Market
Security Description                       Amount       Value

Repurchase Agreement (8.9%)

Salomon Smith Barney, Inc.,
   2.62%, 11/1/01,
   (Collateralized by $157,090
   various U.S. Government
   Securities, 0.00%-7.50%,
   11/11/16-10/1/31,
   market value $153,000)                 $150,000   $ 150,000
UBS Warburg,
   2.62%, 11/1/01,
   (Collateralized by $114,240
   various U.S. Government
   Securities, 2.41%-5.85%,
   2/1/02-2/14/06,
   market value $118,036)                  115,719     115,719

Total Repurchase Agreement
(Cost $265,719)                                        265,719

U.S. Government Agencies (3.8%)

Federal Home Loan Bank (1.6%):
2.51%*, 11/6/01**                           25,000      25,000
6.70%, 12/19/01                             15,430      15,483
5.50%, 5/15/02                               6,000       6,053

                                                        46,536

Federal National Mortgage
   Association (2.2%):
2.45%, 12/6/01                              42,000      41,900
5.00%, 2/25/02                              25,000      25,106

                                                        67,006

Total U.S. Government Agencies
(Amortized Cost $113,542)                              113,542

Total Investments
(Amortized Cost $2,979,216) (a) -- 100.0%            2,979,216

Liabilities in excess of other assets -- 0.0%            (657)

TOTAL NET ASSETS -- 100.0%                          $2,978,559

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only in accordance with the Securities Act of 1933.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Federal Money Market Fund                                    October 31, 2001
(Amounts in Thousands)

                                         Principal    Amortized
Security Description                       Amount       Cost

U.S. Government Agencies (37.4%)

Federal Farm Credit Bank (1.7%):
3.45%, 9/4/02                             $ 25,000   $   24,978

Federal Home Loan Bank (6.8%):
2.34%, 11/1/01                              50,000       50,000
7.13%, 11/15/01                              5,000        5,001
5.25%, 1/23/02                               6,000        6,010
5.13%, 2/26/02                              19,315       19,395
3.88%, 8/8/02                               20,000       20,004

                                                        100,410

Federal Home Loan
   Mortgage Corp. (11.0%):
2.48%, 11/1/01                             100,000      100,000
3.57%, 1/3/02                               15,000       14,906
3.85%, 4/24/02                              25,000       24,535
3.58%, 6/3/02 (b)                           25,000       24,467

                                                        163,908

Federal National Mortgage
   Association (11.2%):
2.48%, 11/1/01                             125,000      125,000
6.63%, 1/15/02                              16,785       16,855
3.60%, 9/27/02                              25,000       25,000

                                                        166,855

Student Loan Marketing Assoc. (6.7%):
2.27%*, 11/6/01**                           15,000       14,998
2.59%*, 11/6/01**, MTN                      10,000       10,011
2.69%*, 11/6/01**, MTN                       9,750        9,750
3.76%, 7/16/02, MTN                         25,000       25,000
2.65%, 10/25/02, MTN                        20,000       20,000
2.25%, 11/25/02, MTN                        20,000       20,000

                                                         99,759

Total U.S. Government Agencies
(Amortized Cost $555,910)                               555,910

U.S. Treasury Obligations (10.3%)

U.S. Treasury Bills (3.4%)
3.35%, 11/15/01                             50,000       49,935

U.S. Treasury Notes (6.9%):
5.88%, 9/30/02                              25,000       25,763
5.75%, 10/31/02                             75,000       77,478

                                                        103,241

Total U.S. Treasury Obligations
(Amortized Cost $153,176)                               153,176

                                                      Amortized
                                         Principal   Cost/Market
Security Description                       Amount       Value

Repurchase Agreement (53.8%)

Bear Stearns & Co.,
   2.62%, 11/1/01,
   (Collateralized by $377,898
   various U.S. Government
   Securities, 5.50%-10.00%,
   3/1/14-11/1/31,
   market value $306,002)                 $300,000   $  300,000
Duetsche Bank,
   2.62%, 11/1/01,
   (Collateralized by $72,512
   U.S. Government Security,
   0.00%, 6/2/28,
   market value $71,400)                    70,000       70,000
Greenwich Partners,
   2.62%, 11/1/01,
   (Collateralized by $161,588
   various U.S. Government
   Securities, 0.00%-9.38%,
   2/21/02-4/15/30,
   market value $71,401)                    70,000       70,000
Salomon Smith Barney, Inc.,
   2.62%, 11/1/01,
   (Collateralized by $90,035
   various U.S. Government
   Securities, 6.50%-7.50%,
   12/1/30-10/1/31,
   market value $71,400)                    70,000       70,000
UBS Warburg,
   2.62%, 11/1/01,
   (Collateralized by $291,035
   various U.S. Government
   Securities, 0.00%-4.50%,
   12/31/01-7/7/03,
   market value $293,174)                  287,421      287,421

Total Repurchase Agreement
(Cost $797,421)                                         797,421

Total Investments
(Amortized Cost $1,506,507) (a) -- 101.5%             1,506,507

Liabilities in excess of other assets -- (1.5)%        (21,552)

TOTAL NET ASSETS-- 100.0%                            $1,484,955

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

MTN -- Medium Term Note

                      See notes to financial statements.


                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                       October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                     Institutional                     Federal
                                                                                     Money Market                   Money Market
                                                                                         Fund                           Fund

ASSETS:
Investments, at amortized cost                                                        $2,713,497                      $  709,086
Repurchase agreements, at cost                                                           265,719                         797,421

     Total Investments                                                                 2,979,216                       1,506,507

Interest receivable                                                                        7,044                           1,900
Prepaid expenses and other assets                                                            251                              30

         Total Assets                                                                  2,986,511                       1,508,437

LIABILITIES:
Payable to custodian                                                                           2                               9
Dividends payable                                                                          6,757                           3,015
Payable to brokers for investments purchased                                                  --                          20,000
Accrued expenses and other payables:
     Investment advisory fees                                                                532                             270
     Administration fees                                                                      40                              15
     Custodian fees                                                                           55                              29
     Transfer agent fees                                                                     115                              25
     Shareholder service fees -- Select Shares                                               338                              54
     Other                                                                                   113                              65

         Total Liabilities                                                                 7,952                          23,482

NET ASSETS:
Capital                                                                                2,978,450                       1,484,830
Undistributed net investment income                                                          109                             125

         Net Assets                                                                   $2,978,559                      $1,484,955

Net Assets
     Investor Shares                                                                  $1,621,951                      $  930,075
     Select Shares                                                                     1,356,608                         554,880

         Total                                                                        $2,978,559                      $1,484,955

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   1,621,990                         929,998
     Select Shares                                                                     1,356,595                         554,830

         Total                                                                         2,978,585                       1,484,828

Net asset value
     Offering and redemption price per share -- Investor Shares                       $     1.00                      $     1.00

     Offering and redemption price per share -- Select Shares                         $     1.00                      $     1.00


                      See notes to financial statements.


                                                     Statements of Operations
THE VICTORY PORTFOLIOS                    For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                       Institutional                   Federal
                                                                                       Money Market                 Money Market
                                                                                           Fund                         Fund

Investment Income:
Interest income                                                                          $190,355                      $64,468

     Total Income                                                                         190,355                       64,468

Expenses:
Investment advisory fees                                                                    7,448                        3,396
Administration fees                                                                         3,934                        1,569
Shareholder service fees -- Select Shares                                                   5,384                        1,196
Custodian fees                                                                                727                          279
Accounting fees                                                                               145                          128
Legal and audit fees                                                                          237                           92
Trustees' fees and expenses                                                                   111                           38
Transfer agent fees                                                                           784                           47
Registration and filing fees                                                                  387                           64
Printing fees                                                                                  74                           22
Other                                                                                          76                           61

     Total Expenses                                                                        19,307                        6,892

Expenses voluntarily reduced                                                               (1,666)                      (1,455)

     Net Expenses                                                                          17,641                        5,437

Net Investment Income                                                                     172,714                       59,031

Realized Gains from Investments:
Net realized gains from investment transactions                                                88                          186

Change in net assets resulting from operations                                           $172,802                      $59,217


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                          Year                Year                   Year                 Year
                                                          Ended               Ended                  Ended                Ended
                                                       October 31,         October 31,            October 31,          October 31,
                                                          2001                2000                   2001                 2000

From Investment Activities:
Operations:
     Net investment income                             $   172,714         $   222,680            $   59,031           $   69,761
     Net realized gains from investment transactions            88                  --                   186                   --

Change in net assets resulting from operations             172,802             222,680                59,217               69,761

Distributions to Shareholders:
     From net investment income
         Investor Shares                                   (71,814)            (89,857)              (38,899)             (48,229)
         Select Shares                                    (101,019)           (132,829)              (20,143)             (21,532)

Change in net assets from distributions
   to shareholders                                        (172,833)           (222,686)              (59,042)             (69,761)

Capital Transactions:
     Proceeds from shares issued                        11,874,052          21,497,913             8,024,215            5,394,772
     Dividends reinvested                                  135,501             147,067                57,712               62,512
     Cost of shares redeemed                           (13,209,818)        (19,895,701)           (7,889,348)          (5,282,763)

Change in net assets from capital transactions          (1,200,265)          1,749,279               192,579              174,521

Change in net assets                                    (1,200,296)          1,749,273               192,754              174,521
Net Assets:
     Beginning of period                                 4,178,855           2,429,582             1,292,201            1,117,680

     End of period                                    $  2,978,559        $  4,178,855           $ 1,484,955          $ 1,292,201

Share Transactions:
     Issued                                             11,874,052          21,497,913             8,024,215            5,394,772
     Reinvested                                            135,501             147,067                57,712               62,512
     Redeemed                                          (13,209,818)        (19,895,701)           (7,889,348)          (5,282,763)

Change in shares                                        (1,200,265)          1,749,279               192,579              174,521


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                      Institutional Money Market Fund

                                                                              Investor Shares

                                                 Year             Year              Year              Year               Year
                                                Ended            Ended             Ended             Ended              Ended
                                              October 31,      October 31,       October 31,       October 31,        October 31,
                                                 2001             2000              1999              1998               1997

Net Asset Value, Beginning of Period          $    1.000       $    1.000        $    1.000        $    1.000         $  1.000

Investment Activities
     Net investment income                         0.047            0.060             0.049             0.054            0.053

Distributions
     Net investment income                        (0.047)          (0.060)           (0.049)           (0.054)          (0.053)

Net Asset Value, End of Period                $    1.000       $    1.000        $    1.000        $    1.000         $  1.000

Total Return                                        4.78%            6.16%             5.03%             5.53%            5.46%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $1,621,951       $1,313,929        $1,313,571        $1,068,521         $585,663
Ratio of expenses to
   average net assets                               0.33%            0.30%             0.27%             0.27%            0.28%
Ratio of net investment income
   to average net assets                            4.56%            5.96%             4.91%             5.38%            5.32%
Ratio of expenses to
   average net assets<F1>                           0.36%            0.37%             0.41%             0.42%            0.48%
Ratio of net investment income
   to average net assets<F1>                        4.53%            5.89%             4.77%             5.23%            5.12%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                       Institutional Money Market Fund

                                                                                Select Shares

                                                 Year             Year              Year                Year             Year
                                                Ended            Ended             Ended               Ended            Ended
                                              October 31,      October 31,       October 31,         October 31,      October 31,
                                                 2001             2000              1999                1998             1997

Net Asset Value, Beginning of Period          $    1.000       $    1.000         $    1.000         $  1.000         $  1.000

Investment Activities
     Net investment income                         0.044            0.057              0.046            0.051            0.051

Distributions
     Net investment income                        (0.044)          (0.057)            (0.046)          (0.051)          (0.051)

Net Asset Value, End of Period                $    1.000       $    1.000         $    1.000         $  1.000         $  1.000

Total Return                                        4.50%            5.88%             4.72%             5.22%            5.17%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $1,356,608       $2,864,926         $1,116,011         $572,033         $488,639
Ratio of expenses to
   average net assets                               0.58%            0.56%              0.57%            0.56%            0.55%
Ratio of net investment income
   to average net assets                            4.69%            5.80%              4.63%            5.09%            5.06%
Ratio of expenses to
   average net assets<F1>                           0.63%            0.63%              0.71%            0.71%            0.75%
Ratio of net investment income
   to average net assets<F1>                        4.64%            5.73%              4.49%            4.94%            4.86%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                          Federal Money Market Fund

                                                                               Investor Shares

                                                Year           Year           Year         Period
                                               Ended          Ended          Ended         Ended             Fiscal Year Ended
                                             October 31,    October 31,    October 31,   October 31,            November 30,
                                                2001           2000           1999          1998<F2>        1997           1996

Net Asset Value, Beginning of Period         $  1.000       $  1.000       $  1.000      $  1.000        $  1.000        $ 1.000

Investment Activities
     Net investment income                      0.045          0.058          0.047         0.048           0.048          0.047

Distributions
     Net investment income                     (0.045)        (0.058)        (0.047)       (0.048)         (0.048)        (0.047)

Net Asset Value, End of Period               $  1.000       $  1.000       $  1.000      $  1.000        $  1.000        $ 1.000

Total Return                                     4.62%          5.95%          4.82%         4.91%<F3>       4.94%          4.65%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $930,075       $865,366       $834,055      $717,972        $243,499        $42,159
Ratio of expenses to
   average net assets                            0.32%          0.30%          0.28%         0.27%<F4>       0.53%          0.64%
Ratio of net investment income
   to average net assets                         4.42%          5.79%          4.72%         5.22%<F4>       4.91%          4.59%
Ratio of expenses to
   average net assets<F1>                        0.42%          0.43%          0.45%         0.48%<F4>       0.90%          0.92%
Ratio of net investment income
   to average net assets<F1>                     4.32%          5.66%          4.55%         5.01%<F4>       4.54%          4.31%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                          Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                    Federal Money Market Fund

                                                                                          Select Shares

                                                                   Year              Year             Year             Period
                                                                  Ended             Ended            Ended             Ended
                                                                October 31,       October 31,      October 31,       October 31,
                                                                   2001              2000             1999              1998<F2>

Net Asset Value, Beginning of Period                            $  1.000          $  1.000         $  1.000          $  1.000

Investment Activities
     Net investment income                                         0.043             0.055            0.045             0.031

Distributions
     Net investment income                                        (0.043)           (0.055)          (0.045)           (0.031)

Net Asset Value, End of Period                                  $  1.000          $  1.000         $  1.000          $  1.000

Total Return                                                        4.37%             5.69%            4.56%             3.14%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                               $554,880          $426,835         $283,625          $198,141
Ratio of expenses to average net assets                             0.56%             0.55%            0.53%             0.43%<F4>
Ratio of net investment income to average net assets                4.21%             5.61%            4.47%             5.06%<F4>
Ratio of expenses to average net assets<F1>                         0.67%             0.68%            0.71%             0.54%<F4>
Ratio of net investment income to average net assets<F1>            4.10%             5.48%            4.29%             4.95%<F4>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Information represents the peroid March 23, 1998 (commencement of operations) to October 31, 1998.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                       October 31, 2001

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2001, the Federal Money Market Fund had outstanding "when-issued" purchase commitments, with corresponding assets segregated of $24,467,229.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2001

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Funds pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. There were no securities on loan as of October 31, 2001.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A. serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator and Distributor to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets of $300 million and less, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of the Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Victory Capital Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves as a Shareholder Servicing Agent for the Select Shares of each Fund. As such, BISYS Ohio provides support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing these services, BISYS Ohio may receive a fee of up to 0.25% of the average daily net assets of the Funds for which shareholders are serviced. Shareholder servicing may also be provided by the other entities, which may be affiliated with the Adviser, to supplement those services provided by BISYS Ohio. Any fees for such supplemental services are borne by BISYS and not by the Funds.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2001

     In addition, BISYS Ohio serves the Trust as Fund Accountant and, effective January 1, 2001, as the Transfer Agent for the Funds. Under the terms of its Fund Accounting Agreement, the Trust pays a fee for the fund accounting services based on a percentage of average daily net assets. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended October 31, 2001:



                                                                      Investment             Administration     Shareholder
                                                                     Advisory Fees                Fees        Servicing Fees

                                                              Maximum
                                                            Percentage
                                                            of Average        Voluntary         Voluntary        Voluntary
                                                               Daily             Fee               Fee              Fee
                                                            Net Assets       Reductions        Reductions       Reductions

                                                                                (000)             (000)            (000)
Institutional Money Market Fund                                0.20%            $ --             $1,492            $174
Federal Money Market Fund                                      0.25%            $658             $  753            $ 44


4.   Capital Share Transactions:

     Transactions in capital shares were as follows (amounts in thousands):



                                                 Institutional Money Market Fund                Federal Money Market Fund

                                                    Year                Year                    Year                Year
                                                   Ended               Ended                   Ended               Ended
                                                 October 31,         October 31,             October 31,         October 31,
                                                    2001                2000                    2001                2000

Capital Share Transactions:
Investor Shares:
Issued                                            5,974,651           5,524,423               6,504,486           3,704,085
Reinvested                                           22,745              24,308                  36,367              42,171
Redeemed                                         (5,689,326)         (5,548,371)             (6,476,253)         (3,714,946)

Total                                               308,070                 360                  64,600              31,310

Select Shares:
Issued                                            5,899,401          15,973,490               1,519,729           1,690,687
Reinvested                                          112,756             122,759                  21,345              20,341
Redeemed                                         (7,520,492)        (14,347,330)             (1,413,095)         (1,567,817)

Total                                            (1,508,335)          1,748,919                 127,979             143,211


                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
   The Victory Portfolios:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Institutional Money Market Fund and Federal Money Market Fund (two of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds" management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 14, 2001

The Victory Funds
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OH-01-27-1612
Cleveland, Ohio 44114

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